Details of Significant Accounts (Tables)	6 Months Ended
Jun. 30, 2025
Details of Significant Accounts [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	June 30, 2025	December 31, 2024	June 30, 2024
Cash on hand and revolving funds	469	444	242
Checking accounts and demand deposits	23,579	51,551	20,066
Time deposits	29,300	65,570	129,800
	$53,348	$117,565	$150,108

Schedule of Financial Assets at Amortised Cost	Financial assets at amortised cost
Items	June 30, 2025	December 31, 2024	June 30, 2024
Current items:
Restricted deposit	$82,400	$82,132	$97,350

Schedule of Amounts Recognised in Profit or Loss in Relation to Financial Assets at Amortised Cost	Amounts recognised in profit or loss in relation to financial assets at amortised cost are listed below:
	Six months ended	Six months ended
	30-Jun-25	30-Jun-24
Interest income	$1,696	$2,480

Schedule of Notes and Accounts Receivable	Notes and accounts receivable
	June 30, 2025	December 31, 2024	June 30, 2024
Accounts receivable	3,690	6,468	4,722
Less: Allowance for uncollectible accounts			-8
	$3,690	$6,468	$4,714

Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired	The ageing analysis of accounts receivable and notes receivable that were past due but not impaired is as follows:
	June 30, 2025	December 31, 2024	June 30, 2024
	Accounts receivable	Accounts receivable	Accounts receivable
Not past due	2,864	6,232	3,882
Up to 30 days	510	236	731
31 to 90 days	293		101
91 to 180 days	23	-	-
181 to 270 days	-	-	-
271 to 360 days	-	-	-
Over 361 days			8
	$3,690	$6,468	$4,722

Schedule of Inventories	Inventories
	30-Jun-25
	Cost	Allowance for valuation loss	Book value
Raw materials	7,094	-4,794	2,300
Work in progress	18,213	-13,566	4,647
Finished goods	32,108	-22,754	9,354
	$57,415	$-41,114	$16,301
	31-Dec-24
	Cost	Allowance for Valuation loss	Book value
Raw materials	7,713	-5,622	2,091
Work in progress	17,909	-13,086	4,823
Finished goods	34,239	-25,192	9,047
	$59,861	$-43,900	$15,961

	30-Jun-24
	Cost	Allowance for valuation loss	Book value
Raw materials	8,500	-4,725	3,775
Work in progress	19,148	-11,906	7,242
Finished goods	46,872	-19,769	27,103
	$74,520	$-36,400	$38,120

Schedule of Cost of Inventories Recognized as Expense

The cost of inventories recognized as expense for the period:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Cost of goods sold	22,038	14,090
Loss on decline in market value	1,076	12,302
Unallocated overheads	1,648	2,036
	$24,762	$28,428

Schedule of Other Current Assets	Other current assets
	June 30, 2025	December 31, 2024	June 30, 2024
Payment on behalf of others	2,441	18,907	46,172
Others	175	7	364
	$63,208	$14,085	$46,536

Schedule of Property, Plant and Equipment	Property, plant and equipment
	Six months ended June 30, 2025
Cost	Opening balance	Additions	Reductions	Ending balance
Machinery	107,984	0	0	107,984
Others	12,323	2,192	0	14,515
	$120,307	$2,192	$0	$122,499
Accumulated depreciation
Machinery	-61,946	0	0	-61,946
Others	-4,749	-555	0	-5,304
	$-66,695	$-555	$0	$-67,250
	$43,279			$53,056

	Six months ended June 30, 2024
Cost	Opening balance	Additions	Reductions	Ending balance
Machinery	91,594	3,880	-160	95,314
Others	7,829	4,404	-1,069	11,164
	$99,423	$8,284	$-1,229	$106,478
Accumulated depreciation
Machinery	-47,185	-7,202	160	-54,227
Others	-4,242	-814	1,069	-3,987
	$-51,427	$-8,016	$1,229	$-58,214
	$47,996			$48,264

Schedule of Other Non-Current Assets	Other non-current assets
	June 30, 2025	December 31, 2024	June 30, 2024
Prepayments for equipment	39,974	43,279	5,418
Refundable deposit	-	-	5,765
Others	4,343	4,343	-
	$44,317	$47,622	$11,183

Schedule of Carrying Amount of Right-of-Use Assets Depreciation Charge	The carrying amount of right-of-use assets and the depreciation charge are as follows:
	June 30, 2025	December 31, 2024	June 30, 2024
	Carrying amount	Carrying amount	Carrying amount
Buildings	17,660	3,342	6,822
Transportation equipment (Business vehicles)	0	950	2,202
	$17,660	$4,292	$9,024

	Six months ended June 30, 2025	Six months ended June 30, 2024
	Depreciation charge	Depreciation charge
Buildings	5,346	4,218
Transportation equipment (Business vehicles)	780	945
	$5,163	$5,163

Schedule of Information on Profit and Loss Accounts Relating to Lease Contracts	The information on profit and loss accounts relating to lease contracts is as follows:
	Six months ended June 30, 2025	Six months ended June 30, 2024
Items affecting profit or loss
Interest expense on lease liabilities	$239	$93

Schedule of Short-Term Borrowings	Short-term borrowings
Type of borrowings	30-Jun-25	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$90,000	1.93%~2.55%	Time deposits, Credit Guarantee Fund

Type of borrowings	31-Dec-24	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$90,000	1.93%~2.55%	Time deposits, Credit Guarantee Fund

Type of borrowings	30-Jun-24	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$90,000	1.93%~2.55%	Time deposits, Credit Guarantee Fund

Schedule of Long-Term Borrowings	Long-term borrowings
Type of borrowings	Borrowing periodand repayment term	Interest rate range	Collateral	30-Jun-25
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.28%	(Note 2)	15,800
Unsecured borrowings	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	2.13%~2.22%	(Note 1)	42,500

Less: Current portion				6,226
				$30,757
Type of borrowings	Borrowing periodand repayment term	Interest rate range	Collateral	31-Dec-24
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.28%	(Note 2)	15,800
Unsecured borrowings	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	1.81%~2.10%	(Note 1)	41,194

Less: Current portion				13,118
				$43,876

Type of borrowings	Borrowing periodand repayment term	Interest rate range	Collateral	30-Jun-24
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.28%	(Note 2)	11,060
Unsecured borrowings	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	2.13%~2.22%	(Note 1)	36,833

Less: Current portion				10,910
				$36,983

Schedule of Movements in Number Ordinary Shares Outstanding	Movements in the number of the Company’s ordinary shares outstanding are as follows:
	2025	2024
At June 30	$28,151	$28,151

Schedule of Capital Surplus	However, capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.
	2025
	Share premium	Employee restricted shares	Total
At June 30	$32,416	$13,949	$46,365

	2024
	Share premium	Employee restricted shares	Total
At June 30	$32,416	$13,949	$46,365

Schedule of Legal Stockholders Resolved the Distribution of Earnings	On June 30, 2024, the stockholders resolved the distribution of 2023 earnings as follows:
	Year ended December 31, 2024
	Amount	Dividend per share (NT$)
Legal reserve	$0
Cash dividends	0	$-
	$0

Schedule of Operating Revenue	Operating revenue
	Six months ended June 30, 2025	Six months ended June 30, 2024
Revenue from contracts with customers	$12,231	$16,226

Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following major product lines and geographical regions:

	Mainland China		Taiwan		Germany	Others
Six months ended June 30, 2025	Optical filter	Optical filter module	Optical filter	Others- QLED	Optical filter	Optical filter	Total
Revenue from external customer contracts Timing of revenue recognition	$6,336	$2,464	$870	$0	$2,240	$326	$12,231
At a point in time	$6,336	$2,464	$870	$0	$2,240	$326	$12,231

	Mainland China		Taiwan		Germany	Others
Six months ended June 30, 2024	Optical filter	Optical filter module	Optical filter	Others- QLED	Optical filter	Optical filter	Total
Revenue from external customer contracts Timing of revenue recognition	$4,433	$4,486	$241	$718	$5,620	$728	$16,226
At a point in time	$4,433	$4,486	$241	$718	$5,620	$728	$16,226

Schedule of Revenue-Related Contract Liabilities	The Company has recognised the following revenue-related contract liabilities:
	30-Jun-25	31-Dec-24	30-Jun-24	1-Jan-24
Contract liabilities	-	-	$177	-

Schedule of Revenue Recognised and Included in Contract Liability	Revenue recognised that was included in the contract liability balance at the beginning of the period
	Six months ended June 30, 2025	Six months ended June 30, 2024
Revenue recognised that was included in the contract liability balance at the beginning of the period	-	$99

Schedule of Interest Income	Interest income
	Six months ended June 30, 2025	Six months ended June 30, 2024
Interest income from bank deposits	1,678	6,210
Other interest income	18	23
	$1,696	$6,233

Schedule of Other Income	Other income
	Six months ended June 30, 2025	Six months ended June 30, 2024
Government grants	1,944	326
Other income	621	142
	$2,565	$468

Schedule of Other Gains and Losses	Other gains and losses
	Six months ended June 30, 2025	Six months ended June 30, 2024
Foreign exchange gains	-7,868	14,389
Miscellaneous disbursements	-	-59
	$-7,868	$14,330

Schedule of Finance Costs	Finance costs
	Six months ended June 30, 2025	Six months ended June 30, 2024
Interest expense
Bank borrowings	1,324	1,387
Lease liabilities	239	93
	$1,563	$1,480

Schedule of Expenses by Nature	Expenses by nature
	Six months ended June 30, 2025
	Operating Cost	Operating Expense	Total
Employee benefit expense	12,182	16,599	28,781
Depreciation charges on property, plant and equipment	8,493	1,775	10,268
	$20,675	$18,374	$39,049

	Six months ended June 30, 2024
	Operating Cost	Operating Expense	Total
Employee benefit expense	9,183	21,628	30,811
Depreciation charges on property, plant and equipment	8,993	4,186	13,179
	$18,176	$25,814	$43,990

Schedule of Employee Benefit Expense	Employee benefit expense
	Six months ended June 30, 2025
	Operating Cost	Operating Expense	Total
Wages and salaries	7,038	15,144	22,182
Employee stock options	0	0	0
Pension costs	420	708	1,128
Other personnel expenses	1,095	1,274	2,369
	$8,553	$17,126	$25,679

	Six months ended June 30, 2024
	Operating Cost	Operating Expense	Total
Wages and salaries	7,557	18,872	26,429
Employee stock options	0	0	0
Pension costs	413	811	1,224
Other personnel expenses	829	1,459	2,288
	$8,799	$21,142	$29,941

Schedule of Components of Income Tax Expense	Components of income tax expense:
	Six months ended June 30, 2025	Six months ended June 30, 2024
Current tax:
Current tax on profits for the period	$-	$-
Total current tax	-	-
Deferred tax:
Origination and reversal of temporary differences	-163	-114
Income tax benefit	$-163	$-114

Schedule of Losses Per Share	Losses per share
	Six months ended June 30, 2025
	Amount	Weighted average number of ordinary shares outstanding (share in	Losses per share
	after tax	thousands)	(in dollars)
Basic/Diluted losses per share
Loss attributable to ordinary shareholders of the parent	(54,253)	28,151	(1.93)

	Six months ended June 30, 2024
	Amount	Weighted average number of ordinary shares outstanding (share in	Losses per share
	after tax	thousands)	(in dollars)
Basic/Diluted losses per share
Loss attributable to ordinary shareholders of the parent	(35,711)	28,151	(1.27)

Schedule of Investing Activities with Partial Cash Payments

Investing activities with partial cash payments

	Six months ended June 30, 2025	Six months ended June 30, 2024
Purchase of property, plant and equipment	1,500	8,284
Add: Opening balance of payable on equipment	1,222	267
Add: Opening balance of prepayment for equipment	13,500	5,418
Less: Ending balance of payable on equipment	0	-446
Less: Ending balance of prepayment on equipment	0	-1,222
Cash paid during the period	$16,222	$12,301

Schedule of Changes in Liabilities from Financing Activities	Changes in liabilities from financing activities
	Short-term borrowings	Lease liability	Long-term borrowings (including those matured within one year)	Liabilities from financing activities-gross
At January 1, 2025	90,000	7,889	43,876	141,765
Changes in cash flow from financing activities	-	-5,178	-6,893	-12,071
Changes in other non-cash items	-	2,538	-	2,538
At June 30, 2025	$90,000	$5,249	$36,983	$132,232

	Short-term borrowings	Lease liability	Long-term borrowings (including those matured within one year)	Liabilities from financing activities-gross
At January 1, 2024	$90,000	$7,003	$50,473	$147,476
Changes in cash flow from financing activities	-	-4,988	-2,580	-7,568
Changes in other non-cash items	-	6,806	-	6,806
At June 30, 2024	$90,000	$8,821	$47,893	$146,714